Inventories	3 Months Ended
Mar. 31, 2022
Inventory Disclosure [Abstract]
Inventories	InventoriesInventories are stated at the lower of cost or market, with cost determined using first-in, first-out and average cost methods for different components of inventory. Inventories at March 31, 2022 and December 31, 2021 consisted of the following:

	March 31, 2022	December 31, 2021
Raw materials and supplies	$176	$185
Work in process	58	51
Finished goods	239	242
Total	$473	$478